Reportable Segments and Geographic Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Reportable Segments and Geographic Information
17. Reportable Segments and Geographic Information
The Company operates in two segments: Electric Motorcycles and STACYC. The Company’s reportable segments are strategic business units that offer different products and services and are managed separately based on the fundamental differences in their operations.
The Electric Motorcycles segment consists of the business activities related to the design and sales of electric motorcycles. The Electric Motorcycles segment also sells electric motorcycle parts, accessories, and apparel. The Company’s products are sold at wholesale to a network of independent dealers and at retail through a Company-owned dealer and through online sales, primarily in the United States.
The STACYC segment consists of the business activities related to the design and sales of the STACYC brand of electric balance bikes for kids. The STACYC segment also sells electric balance bike parts, accessories and apparel. STACYC products are in the U.S., Canada, Australia and Europe. The STACYC segment products are sold through independent retail partners in the U.S., including powersports dealers,
H-D
dealers, bicycle retailers and direct to consumer online. In Australia and Europe, STACYC sells its products through independent distributors.
Prior to the Business Combination, the Company had one operating and reportable segment, based upon the manner in which
H-D
monitored and managed the business. Subsequent to the Business Combination based upon management reporting changes, including reviewing the financial information of the two businesses separately, the Company assessed that it has two operating and reporting segments. As a result, Electric Motorcycles and STACYC were reported as separated reportable segments. The Company has restated its historical segment results below based on the new segment determination.

Selected segment information is set forth below for the years ended December 31, (in thousands):

	2022	2021	2020
Electric Motorcycles
Electric motorcycles, parts and accessories and apparel revenue, net	$13,999	$9,705	$14,319
Cost of goods sold	23,268	22,006	45,742
Selling, administrative and engineering expense	79,836	57,996	43,033

Operating loss	(89,105)	(70,297)	(74,456)
STACYC
Electric balance bikes, parts and accessories and apparel revenue, net	32,834	26,101	16,544
Cost of goods sold	20,661	16,374	10,077
Selling, administrative and engineering expense	8,023	7,612	9,066

Operating income (loss)	4,150	2,115	(2,599)

Operating loss	$(84,955)	$(68,182)	$(77,055)

Additional segment information is set forth below as of December 31, (in thousands):

	Electric Motorcycles	STACYC	Consolidated
2022:
Assets	$323,108	$28,697	$351,805
Goodwill	$7,668	$659	$8,327
Depreciation and amortization	$3,882	$519	$4,401
Capital expenditures	$14,081	$—	$14,081
2021:
Assets	$38,762	$23,190	$61,952
Goodwill	$7,668	$659	$8,327
Depreciation and amortization	$4,220	$498	$4,718
Capital expenditures	$9,792	$159	$9,951
2020:
Assets	$31,627	$20,113	$51,740
Goodwill	$7,668	$659	$8,327
Depreciation and amortization	$3,399	$543	$3,942
Capital expenditures	$3,210	$33	$3,243
Customer Information -
For the years ended December 31, 2022, 2021 and 2020, LiveWire generated more than 10% of its consolidated sales from the KTM customer group. These sales amounted to 33%, 17%, and 12% for the years ended December 31, 2022, 2021 and 2020, respectively, and were included in the STACYC segment.

Geographic Information
– Included in the Consolidated financial statements are the following amounts relating to geographic locations for the years ended December 31, (in thousands):

	2022	2021	2020
Revenue, net (1) :
United States	$36,256	$24,633	$21,462
International	10,577	11,173	9,401

	$46,833	$35,806	$30,863

Long-lived assets (2) :
United States	$31,567	$17,894	$11,860
International	—	—	—

	$31,567	$17,894	$11,860

(1)	Revenue is attributed to geographic regions based on location of customer.
(2)	Long-lived assets include all long-term assets except those specifically excluded under ASC Topic 280, Segment Reporting , such as deferred income taxes.